Consolidated Statement of Cash Flows	11 Months Ended
Dec. 31, 2021 USD ($)
Cash flows from operating activities:
Net loss	$ (2,921,325)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	1,378
Non-cash lease expense	14,523
Share-based compensation	355,334
Change in operating assets and liabilities:
Inventories	(97,636)
Prepaid expenses and other current assets	(539,592)
Deferred offering cost	(297,437)
Deposits	(3,178)
Accounts payable	436,011
Accrued expenses and other current liabilities	116,825
Operating lease liability	(14,523)
Net cash used in operating activities	(2,949,620)
Cash flows from investing activities:
Purchases of property and equipment	(11,024)
Purchases of intangibles	(193,668)
Purchases of construction-in-progress	(452,405)
Advances to related parties	(50,500)
Receipts from related parties	50,500
Cash used in investing activities	(657,097)
Cash flows from financing activities:
Issuance of 1,001,242 Units, net of issuance costs of $62,155	2,719,438
Issuance of 1,003,012 Common Shares, net of issuance costs of $138,256	1,478,582
Net cash provided by financing activities	4,198,020
Effect of foreign currency exchange rate changes on cash	(32,145)
Net change in cash	559,158
Cash, beginning of period
Cash, end of period	559,158
Supplemental disclosures of cash flow information:
Interest
State income taxes
Supplemental disclosures of noncash financing activities:
Issuance of 2,800,000 Common Shares as part of the Plan of Merger (Note 1)	359,505
Right-of-use asset acquired through operating lease	$ 172,974